Long-term investments (Tables)	12 Months Ended
May 31, 2019
Long-term investments
Summary of long-term investments

	Cost	Fair value			Subtotal		Fair value
	May 31,	May 31,		Divesture/	May 31,	Change in	May 31,
	2018	2018	Investment	Transfer	2019	fair value	2019
Level 1 on fair value hierarchy
CannaRoyalty Corp.	$1,500	$3,765	$—	$(3,765)	$—	$—	$—
MassRoots, Inc.	304	164	—	(164)	—	—	—
Tetra Bio-Pharma Inc.	2,300	6,800	16,757	—	23,557	(6,341)	17,216
Hiku Brands Company Ltd.	9,775	13,558	—	(13,558)	—	—	—
Scythian Biosciences Corp.	9,349	8,603	298	(8,901)	—	—	—
National Access Cannabis Corp.	1,093	710	10,481	—	11,191	(4,044)	7,147
Aleafia Health Inc.	—	—	10,000	—	10,000	(1,555)	8,445
Rapid Dose Therapeutics Inc.	—	—	5,400	—	5,400	432	5,832
Fire & Flower Inc.	—	—	3,416	—	3,416	(593)	2,823
High Tide Inc.	—	—	450	—	450	(110)	340
	24,321	33,600	46,802	(26,388)	54,014	(12,211)	41,803
Level 2 on fair value hierarchy
Hiku Brands Company Ltd.	2,336	1,906	16,787	(18,693)	—	—	—
Scythian Biosciences Corp.	3,153	661	—	(661)	—	—	—
	5,489	2,567	16,787	(19,354)	—	—	—
Level 3 on fair value hierarchy
Copperstate Farms, LLC	1,755	5,300	—	(5,300)	—	—	—
Copperstate Farms Investors, LLC	9,407	14,700	—	(14,700)	—	—	—
Resolve Digital Health Inc.	718	3,300	—	—	3,300	(2,200)	1,100
Resolve Digital Health Inc.	282	1,916	—	—	1,916	(1,634)	282
Green Acre Capital Fund I	1,600	2,042	400	—	2,442	1,848	4,290
Green Acre Capital Fund II	—	—	3,000	(3,000)	—	—	—
Green Tank Holdings Corp.	650	647	1,240	—	1,887	3,447	5,334
IBBZ Krankenhaus GmbH	1,956	1,956	—	—	1,956	9	1,965
Greenwell Brands GmbH	—	—	152	—	152	1	153
HighArchy Ventures Ltd.	—	—	9,995	—	9,995	—	9,995
US legalization options	—	—	54,762	(54,762)	—	—	—
	16,368	29,861	69,549	(77,762)	21,648	1,471	23,119
Deduct - assets held for sale	(11,162)	(20,000)	—	20,000	—	—	—
	$35,016	$46,028	$133,138	$(103,504)	$75,662	$(10,740)	$64,922